Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and other payables	Trade and other payables
Recognition and measurement
Trade payables are measured at amortised cost, with the exception of provisionally priced contracts which are held at fair value as per IFRS 9.

	2025			2024
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Trade payables	–	3,596	3,596	–	3,196	3,196
Other financial payables	177	1,261	1,438	188	1,192	1,380
Other payables	84	145	229	42	143	185
Deferred income(a)	428	493	921	118	338	456
Accruals	53	2,773	2,826	–	1,751	1,751
Employee entitlements	–	1,136	1,136	–	920	920
Royalties and mining taxes	3	713	716	2	622	624
Amounts owed to equity accounted units	237	16	253	193	16	209
Total	982	10,133	11,115	543	8,178	8,721
(a)Deferred income includes contract liabilities of US$414 million (2024: US$358 million).
The fair value of trade payables and financial instruments within other financial payables approximates their carrying value.
Supplier finance arrangements
The Group participates in supplier finance arrangements with designated banks whereby suppliers may elect to receive early payment of their invoice from a third-party bank by factoring their receivable from Rio Tinto. These arrangements do not modify the terms of the original liability with respect to either counterparty terms, settlement date or amount due. Although they are open to a wide range of suppliers, we typically see a take-up for suppliers with payment terms ranging from 60 to 105 days, similar to the prior year. For comparable trade payables that are not part of supplier finance arrangements, the range of payment terms are similar. Use of the early settlement facility is voluntary and at the suppliers' discretion on an invoice-by-invoice basis. Financial liabilities subject to supplier finance arrangements, therefore, continue to be classified as trade payables with cash outflows showing within operating cash flows. There were no significant non-cash changes in the carrying amount of the trade payables included in the Group's supplier finance arrangements.
As at 31 December 2025, the carrying value of the financial liabilities that are part of supplier finance arrangements presented within trade payables amounts to US$622 million (2024: US$714 million), of which US$574 million (2024: US$603 million) relates to amounts that suppliers have already received as payment from the banks on the reporting date.